Business combination - Fair value of common shares (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business combination
Gain on fair value changes of investment		$ 12,425	$ 424,304	$ (15,435)
Shopline Group
Business combination
Amounts due from Shopline	$ 76,226
Gain on fair value changes of investment	$ 440,692